Brumadinho dam failure (Tables)	6 Months Ended
Jun. 30, 2020
Brumadinho's dam failure
Summary of changes in the provision to carry out the de-characterization of the upstream structures, certain centerline structures and dikes

	2020	2019
Balance at January 1,	2,489	—
Provision recognized	—	1,953
Payments	(111)	(16)
Present value valuation	(55)	73
Translation adjustment	(637)	8
Balance at June 30,	1,686	2,018

	June 30, 2020	December 31, 2019
Current liabilities	312	309
Non-current liabilities	1,374	2,180
Liabilities	1,686	2,489

Summary of changes in provision of environmental and social agreements

	2020	2019
Balance at January 1,	2,983	—
Provision for social and economic compensation	21	3,699
Payments(i)	(534)	(206)
Present value valuation	12	24
Translation adjustment	(759)	11
Balance at June 30,	1,723	3,528

	June 30, 2020	December 31, 2019
Current liabilities	1,013	1,568
Non-current liabilities	710	1,415
Liabilities	1,723	2,983

(i)	Includes cash outflows of US$260 (R$1,263 million) and the realization of judicial deposits of US$274 (R$1,500 million).